Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016		Mar. 31, 2015		Mar. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		¥ 72,326		¥ 84,796		¥ 104,264
Provision (Reversal)		11,717		11,631		13,838
Charge-offs		(18,685)		(27,711)		(29,525)
Recoveries		1,181		1,918		1,409
Other		(6,468)	[1]	1,692	[2]	(5,190)	[3]
Ending balance		60,071		72,326		84,796
Allowance for Credit Losses, Individually Evaluated for Impairment		22,533		34,379		49,155
Allowance for Credit Losses, Not Individually Evaluated for Impairment		37,538		37,947		35,641
Financing receivables, Ending Balance		3,760,502		3,678,895		3,395,361
Financing receivables, Individually Evaluated for Impairment		73,593		101,034		135,824
Financing receivables, Not Individually Evaluated for Impairment		3,686,909		3,577,861		3,259,537
Consumer borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		12,585		13,473		14,526
Provision (Reversal)		7,367		5,456		4,437
Charge-offs		(7,572)		(7,189)		(5,786)
Recoveries		543		835		290
Other		344	[1]	10	[2]	6	[3]
Ending balance		13,267		12,585		13,473
Allowance for Credit Losses, Individually Evaluated for Impairment		2,770		2,606		3,279
Allowance for Credit Losses, Not Individually Evaluated for Impairment		10,497		9,979		10,194
Financing receivables, Ending Balance		1,461,982		1,330,353		1,236,414
Financing receivables, Individually Evaluated for Impairment		14,101		11,993		11,796
Financing receivables, Not Individually Evaluated for Impairment		1,447,881		1,318,360		1,224,618
Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Credit Losses, Individually Evaluated for Impairment		13,875		23,292
Financing receivables, Ending Balance		1,077,860		1,089,796
Financing receivables, Individually Evaluated for Impairment		48,479		73,825
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[4]	10,717		14,148		15,316
Provision (Reversal)	[4]	(1,308)		(690)		2,532
Charge-offs	[4]	(1,236)		(3,390)		(3,921)
Recoveries	[4]	232		432		111
Other	[4],[5]	(172)	[1]	217	[2]	110	[3]
Ending balance	[4]	8,233		10,717		14,148
Allowance for Credit Losses, Individually Evaluated for Impairment	[4]	5,888		8,481		12,288
Allowance for Credit Losses, Not Individually Evaluated for Impairment	[4]	2,345		2,236		1,860
Financing receivables, Ending Balance	[4]	30,524		42,292		53,341
Financing receivables, Individually Evaluated for Impairment	[4]	11,013		15,216		23,075
Financing receivables, Not Individually Evaluated for Impairment	[4]	19,511		27,076		30,266
Non-recourse Loans | Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		8,148		9,047		16,717
Provision (Reversal)		(491)		(1,080)		2,381
Charge-offs		(504)		(53)		(3,590)
Recoveries		0		0		140
Other		(5,353)	[1]	234	[2]	(6,601)	[3]
Ending balance		1,800		8,148		9,047
Allowance for Credit Losses, Individually Evaluated for Impairment		1,323		7,751		8,534
Allowance for Credit Losses, Not Individually Evaluated for Impairment		477		397		513
Financing receivables, Ending Balance		81,211		124,768		174,204
Financing receivables, Individually Evaluated for Impairment		11,057		22,032		24,902
Financing receivables, Not Individually Evaluated for Impairment		70,154		102,736		149,302
Other loans | Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		25,672		32,744		41,875
Provision (Reversal)		3,362		4,800		837
Charge-offs		(5,298)		(13,247)		(11,807)
Recoveries		393		593		798
Other		(738)	[1]	782	[2]	1,041	[3]
Ending balance		23,391		25,672		32,744
Allowance for Credit Losses, Individually Evaluated for Impairment		12,552		15,541		25,054
Allowance for Credit Losses, Not Individually Evaluated for Impairment		10,839		10,131		7,690
Financing receivables, Ending Balance		996,649		965,028		837,329
Financing receivables, Individually Evaluated for Impairment		37,422		51,793		76,051
Financing receivables, Not Individually Evaluated for Impairment		959,227		913,235		761,278
Direct Financing Leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		15,204		15,384		15,830
Provision (Reversal)		2,787		3,145		3,651
Charge-offs		(4,075)		(3,832)		(4,421)
Recoveries		13		58		70
Other		(549)	[1]	449	[2]	254	[3]
Ending balance		13,380		15,204		15,384
Allowance for Credit Losses, Individually Evaluated for Impairment		0		0		0
Allowance for Credit Losses, Not Individually Evaluated for Impairment		13,380		15,204		15,384
Financing receivables, Ending Balance		1,190,136		1,216,454		1,094,073
Financing receivables, Individually Evaluated for Impairment		0		0		0
Financing receivables, Not Individually Evaluated for Impairment		¥ 1,190,136		¥ 1,216,454		¥ 1,094,073

[1]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries. Additionally, other in non-recourse loans includes a decrease of ¥5,265 million due to the sale of controlling class interests of a certain VIE, which was formerly consolidated, to a third party and resulting in deconsolidation of that VIE.
[2]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries.
[3]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries. Additionally, other in non-recourse loans includes a decrease of ¥6,562 million due to the sale of controlling class interests of a certain VIE, which was formerly consolidated, to a third party and resulting in deconsolidation of that VIE.
[4]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").
[5]	Other includes foreign currency translation adjustments.